Transactions with related parties, textuals 2 (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	May 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related party financing, current		$ 84,832	$ 0
Due to related parties, current		65	105
Proceeds from long term debt from a related party		40,000	0	$ 0
Interest expense on related party debt		$ 5,948	$ 1,692	2,945
Preferred stock par value		$ 0.01	$ 0.01
Issuance of Series C preferred cost, value		$ 3,000	$ 0	0
Amendment of RBS Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		Sep. 12, 2016
Amendment of RBS Loan Agreement [Member] | Revised Margin [Member]
Related Party Transaction [Line Items]
Loan margin percentage		3.35%
Amendment of RBS Loan Agreement [Member] | Margin Until Maturity [Member]
Related Party Transaction [Line Items]
Loan margin percentage		3.00%
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Related party financing, current		$ 84,832	0
Due to related parties, current		44	102
Interest expense on related party debt		5,948	1,692	$ 2,745
Other fee payable to the lenders		2,292	$ 200
Preferred stock par value	$ 0.01
Issuance of Series C preferred cost, shares	100
Amount drawn down		40,000
Interest bearing "discount premium"		$ 5,000
Issuance of Series C preferred cost, value	$ 3,000
Outstanding principal balance	$ 42,417
Weighted average interest rate		5.42%	3.58%
Debt Instrument Dividend Restrictions		The loan includes financial and other covenants that prohibit the payment of dividends.
Diana Shipping Inc [Member] | First Twelve Months [Member]
Related Party Transaction [Line Items]
Interest rate		6.00%
Diana Shipping Inc [Member] | Thirteenth To Fifteenth Month [Member]
Related Party Transaction [Line Items]
Interest rate		9.00%
Diana Shipping Inc [Member] | Last Three Months [Member]
Related Party Transaction [Line Items]
Interest rate		12.00%
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		May 20, 2013
Debt instrument face amount		$ 50,000
Debt instrument description of variable rate basis		LIBOR
Loan margin percentage		5.00%
Back-end fee percentage		1.25%
Debt instrument maturity date		Aug. 20, 2017
Diana Shipping Inc [Member] | Loans Payable - Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		Sep. 09, 2015
Debt instrument, Annual principal payment		$ 5,000
Debt instrument description of variable rate basis		LIBOR
Loan margin percentage		3.00%
Debt instrument maturity date		Mar. 15, 2022
Accrued back-end fee on related party debt		$ 1,302
Other fee payable to the lenders		$ 200